Statements of Financial Condition - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Assets
Total assets	$ 3,319,458,000
Liabilities
Payable to affiliate	400,000
Total liabilities	2,812,760,000
Stockholder's equity (deficit)
Retained Earnings (Accumulated deficit)	(91,383,000)
Total liabilities, redeemable membership interest and equity	3,319,458,000
Virtu Financial, Inc.
Assets
Cash	545	$ 100
Deferred tax benefit	4,744	0
Total assets	5,289	100
Liabilities
Payable to affiliate	14,000
Total liabilities	14,000
Stockholder's equity (deficit)
Retained Earnings (Accumulated deficit)	(8,811)
Additional paid-in capital	100	100
Total stockholders' / members' equity	(8,711)	100
Total liabilities, redeemable membership interest and equity	$ 5,289	$ 100